Financial Assets and Financial Liabilities - Schedule of Changes in Liabilities Arising From Financing Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 2,016,140		¥ 1,626,420
Effect of adoption of IFRS 16	96,804
Cash flows	(11,304)		388,531
Addition	11,473
Accretion of interest	2,918
Foreign exchange movement	(1,469)		389
Translation reserve	491		800
Ending balance	2,115,053	$ 298,521	2,016,140
Increase (decrease) due to changes in accounting policy [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,112,944
Ending balance			2,112,944
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,001,014		1,600,000
Cash flows	39,979		400,320
Foreign exchange movement	(1,469)		694
Translation reserve	444
Other	15,078
Ending balance	2,055,046	290,052	2,001,014
Short-term borrowings [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,001,014
Ending balance			2,001,014
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	15,078		26,341
Cash flows			(11,756)
Foreign exchange movement			(305)
Translation reserve			798
Other	(15,078)
Ending balance			15,078
Long-term borrowings [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	15,078
Ending balance			15,078
Obligations under finance leases current [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	14		33
Effect of adoption of IFRS 16	(14)
Cash flows			(33)
Other			14
Ending balance			14
Obligations under finance leases noncurrent [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	34		46
Effect of adoption of IFRS 16	(34)
Translation reserve			2
Other			(14)
Ending balance			34
Lease Liabilities Current [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Effect of adoption of IFRS 16	42,457
Cash flows	(51,283)
Addition	6,008
Accretion of interest	2,918
Translation reserve	24
Other	28,509
Ending balance	28,633	4,041
Lease Liabilities Current [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	42,457
Ending balance			42,457
Lease Liabilities Noncurrent [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Effect of adoption of IFRS 16	54,395
Addition	5,465
Translation reserve	23
Other	(28,509)
Ending balance	31,374	$ 4,428
Lease Liabilities Noncurrent [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 54,395
Ending balance			¥ 54,395